UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2013

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)

July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 98.3%
Arizona — 1.8%
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	$1,000,000	$1,013,130
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	1,500,000	1,438,770
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	549,530
Total Arizona				3,001,430
California — 8.1%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,000,000	2,699,430
California State Public Works Board, Lease Revenue, Various Capital Projects	5.125%	10/1/31	1,500,000	1,568,535
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	505,000	433,659
Provident Group-Pomona Properties LLC	5.750%	1/15/45	360,000	303,480
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,427,180
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	4,500,000	5,182,740
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	582,558
Total California				13,197,582
Colorado — 4.8%
Colorado Educational & Cultural Facilities Authority Revenue:
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	685,624
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	484,245
Elbert County Charter	7.375%	3/1/35	785,000	762,384
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,501,800
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	877,710
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	500,000	544,995	(a)
Total Colorado				7,856,758
Delaware — 4.3%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	4,000,000	3,895,240
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	3,000,000	3,128,040
Total Delaware				7,023,280
District of Columbia — 2.6%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/20	1,895,000	1,925,491
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	1,813,300
KIPP Charter School	6.000%	7/1/33	200,000	210,828	(b)
KIPP Charter School	6.000%	7/1/43	250,000	258,855	(b)
Total District of Columbia				4,208,474
Florida — 4.1%
Beacon Lakes, FL, Community Development District, Special Assessment	6.900%	5/1/35	750,000	752,887
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,500,000	1,415,745
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	1,500,000	1,318,050	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida — continued
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	$80,000	$80,000	(d)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,385,000	1,387,784
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	615,000	307,500	(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	949,207	408,159	(e)
University of Central Florida, COP, FGIC	5.000%	10/1/25	1,000,000	1,001,150
Total Florida				6,671,275
Georgia — 4.5%
Atlanta, GA, Airport Revenue, AGM	5.000%	1/1/26	1,000,000	1,036,830
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,101,840
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,276,900
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,082,330
Franklin County, GA, Industrial Building Authority Revenue, Emmanuel College Inc.	6.000%	11/1/32	1,000,000	873,130
Total Georgia				7,371,030
Hawaii — 1.9%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	660,000	661,577
Craigside Retirement Residence	8.750%	11/15/29	200,000	224,832
Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,210,780
Total Hawaii				3,097,189
Illinois — 1.7%
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.125%	5/15/40	1,000,000	952,350
Refunding, Chicago Charter School Project	5.000%	12/1/26	1,000,000	1,020,150
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.250%	5/15/47	1,000,000	856,200
Total Illinois				2,828,700
Indiana — 1.6%
County of St. Joseph, IN, EDR:
Holy Cross Village Notre Dame Project	6.000%	5/15/26	285,000	289,697
Holy Cross Village Notre Dame Project	6.000%	5/15/38	550,000	534,072
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	2,000,000	1,766,920	(c)
Total Indiana				2,590,689
Iowa — 0.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	500,000	491,465
Iowa Fertilizer Co. Project	5.250%	12/1/25	250,000	236,097
Total Iowa				727,562
Kansas — 0.7%
Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health	5.000%	10/1/22	1,150,000	1,200,163

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky — 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	$2,000,000	$2,099,040
Louisiana — 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	417,485
Maryland — 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,297,690
Massachusetts — 1.1%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	740,000	648,603	(c)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	1,000,000	1,122,690
Total Massachusetts				1,771,293
Michigan — 3.8%
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	2,000,000	1,828,120
Gaudior Academy, COP	7.250%	4/1/34	1,000,000	943,850
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	500,000	449,155
Evangelical Homes of Michigan	5.500%	6/1/47	750,000	655,125
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,408,020
Total Michigan				6,284,270
Missouri — 1.2%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	500,000	519,210
Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,372,722
Total Missouri				1,891,932
Nebraska — 1.9%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	3,340,000	3,192,138
New Jersey — 3.0%
New Jersey State EDA Revenue, Refunding	6.875%	1/1/37	5,000,000	4,855,400	(c)
New Mexico — 0.6%
Otero County, NM, COP, Jail Project Revenue	7.500%	12/1/24	1,000,000	976,160
New York — 1.5%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	2,000,000	2,240,100
New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program	8.125%	7/1/19	215,000	215,742
Total New York				2,455,842
Ohio — 3.1%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	1,385,000	1,386,094
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	1,500,000	1,568,430

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio — continued
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	$2,000,000	$2,103,400
Total Ohio				5,057,924
Oklahoma — 1.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	6.875%	11/1/23	1,300,000	1,340,638
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,074,650
Total Oklahoma				2,415,288
Pennsylvania — 4.8%
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	1,006,480
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/28	1,400,000	1,408,792
Acts Retirement-Life Communities	5.000%	11/15/29	1,350,000	1,321,933
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	2,000,000	2,154,740
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	518,535
Host Marriot LP Project, Remarketed 10/31/95	7.750%	12/1/17	1,000,000	1,001,880	(c)
Performing Arts Charter School Project	6.000%	6/15/23	500,000	491,215	(f)
Total Pennsylvania				7,903,575
Puerto Rico — 1.8%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	1,000,000	819,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,000,000	915,460
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	1,500,000	1,261,680
Total Puerto Rico				2,996,340
Tennessee — 1.4%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,375,100
Texas — 25.4%
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,563,270	(c)(g)(h)
Burnet County, TX, Public Facility Project Revenue	7.500%	8/1/24	1,270,000	889,000
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	500,000	465,865
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	1,798,860
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	4,000,000	3,754,600	(c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible Cabs, Step Bond	0.000%	10/1/35	1,500,000	864,555	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	970,780	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,148,200
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	2,750,000	2,705,643	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	$1,000,000	$1,025,470	(c)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	1,000,000	1,030,090	(c)
Laredo, TX, ISD Public Facility Corp., Lease Revenue, AMBAC	5.000%	8/1/29	1,000,000	1,005,320
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	5,888,640
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	1,000,000	1,003,410
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,667,725
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	1,100,000	(e)
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,247,500
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,556,960
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	1,500,000	1,466,880
Texas State Public Finance Authority:
Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,047,420
Uplift Education	5.750%	12/1/27	1,500,000	1,546,065
West Texas Detention Facility Corp. Revenue	8.000%	2/1/25	1,865,000	1,324,579
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	485,000	449,139
Total Texas				41,519,971
U.S. Virgin Islands — 1.6%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,692,125
Virginia — 3.3%
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	2,500,000	2,582,450	(c)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	1,000,000	952,340	(c)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	1,864,300	(c)
Total Virginia				5,399,090
West Virginia — 1.6%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	2,500,000	2,547,800
Wisconsin — 0.6%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,002,080
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $161,074,198)				160,924,675
SHORT-TERM INVESTMENTS — 1.2%
New York — 1.2%
New York City, NY, GO, LIQ-Dexia Credit Local	0.460%	4/1/35	1,000,000	1,000,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
SPA-Dexia Credit Local	0.400%	6/15/32	500,000	500,000	(h)(i)
SPA-Dexia Credit Local	0.430%	6/15/33	500,000	500,000	(h)(i)
TOTAL SHORT-TERM INVESTMENTS (Cost — $2,000,000)				2,000,000
TOTAL INVESTMENTS — 99.5% (Cost — $163,074,198#)				162,924,675
Other Assets in Excess of Liabilities — 0.5%				779,257
TOTAL NET ASSETS — 100.0%				$163,703,932

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2013

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Security is purchased on a when-issued basis.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	The coupon payment on these securities is currently in default as of July 31, 2013.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Maturity date shown represents the mandatory tender date.
(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EDR	- Economic Development Revenue
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	IDR	- Industrial Development Revenue
	ISD	- Independent School District
	LIQ	- Liquidity Facility
	PCFA	- Pollution Control Financing Authority
	PCR	- Pollution Control Revenue
	PFC	- Public Facilities Corporation
	SPA	- Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2013

Summary of Investments by Industry †

Industrial Revenue	32.1%
Health Care	18.7
Transportation	13.2
Education	9.2
Leasing	6.8
Special Tax Obligation	6.3
Water & Sewer	4.2
Power	4.0
Solid Waste/Resource Recovery	2.5
Other	0.8
Local General Obligation	0.5
Pre-Refunded/Escrowed to Maturity	0.5
Short - Term Investments	1.2
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of July 31, 2013 and are subject to change.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**

AA/Aa	2.8%
A	24.6
BBB/Baa	43.3
BB/Ba	5.1
B/B	5.3
A-1/VMIG 1	1.2
NR	17.7
100.0%

*	As a percentage of total investments.
**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSROand are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to schedule of investments (unaudited) (continued)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$160,924,675	—	$160,924,675
Short-term investments†	—	2,000,000	—	2,000,000
Total investments	—	$162,924,675	—	$162,924,675

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,412,005
Gross unrealized depreciation	(7,561,528)
Net unrealized depreciation	$(149,523)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2013, the Fund did not have any derivative instruments outstanding.

Notes to schedule of investments (unaudited) (continued)

During the period ended July 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)†	$5,074,500

†At July 31, 2013, there were no open positions held in this derivative.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2013